SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	11. SUBSEQUENT EVENTS: Subsequent to July 31, 2017:
i)	The Company received an aggregate of $300,000 of Third Promissory Notes.

12.       SUBSEQUENT EVENTS:

Subsequent to April 30, 2017:

i)	The Company received an aggregate of $250,000 of Third Promissory Notes; and,

ii)	On July 10, 2017, the Company issued 112,433 bonus shares to the Lender pursuant to the terms of the Third Promissory Notes (Note 5).